CURRENT ASSETS (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year | ₪			₪ 2,155	₪ 3,448
Change in allowance doubtful debts | ₪	[1]		266	(1,293)
Balance at end of the year | ₪			₪ 2,381	₪ 2,155
US Dollars [Member]
Disclosure of financial assets [line items]
Balance at beginning of the year | $		$ 622
Change in allowance doubtful debts | $	[1]	65
Balance at end of the year | $		$ 687

[1]	See Note 24q.